Expense Example - FidelityOhioMunicipalFunds-ComboPRO - FidelityOhioMunicipalFunds-ComboPRO - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616